Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac” or the “Company”)

8200 Jones Branch Drive

McLean, VA 22102

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (as the engaging party), J.P. Morgan Securities LLC and J.P. Morgan Chase Commercial Mortgage Securities Corp., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations included in the Final Data File (defined below) related to the Freddie Mac Structured Pass-Through Certificates, Series ML-37 and Multifamily ML Pass-Through Certificates, Series 2026-ML37 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the entire population of collateral for the Transaction, consisting of 18 mortgage loans (the “Mortgage Loan Assets”) secured by 17 mortgaged properties (the “Mortgaged Properties”) (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	the completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	the existence of the assets or collateral securing such assets;
•	the rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
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•	the value of collateral securing such assets; and
•	the compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	the interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	the reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-Off Date” refers to the date of September 1, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 27, 2026 with certain Collateral attribute calculations adjusted for the Cut-Off Date:

o	ML37 Red Tape.xlsx (provided on August 27, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as shown within Exhibit B.

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•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as shown within Exhibit A.

•	The term “Methodologies” refers to the instructions provided by the Company pertaining to a Specified Attribute, as described in Exhibit C.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Cash Management Agreement” refers to a signed cash management agreement, and/or any riders thereof.

•	The phrase “Commitment Letter” refers to the Freddie Mac loan summary presenting loan terms and fees.

•	The phrase “CRA Report” refers to the listing, which summarizes the number of affordable low income units less than or equal to 80%, 60% and 50% of Area Median Income (AMI) for each property as tracked internally by the Company.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement, and/or any riders thereof.

•	The phrase “Engineering Report” refers to a signed property condition assessment document, preconstruction analysis report, post construction analysis report, or physical risk report.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee related to the Transaction.

•	The phrase “Flood Zone Determination” refers to the standard flood hazard determination form indicating “Yes” or “No” for the special flood hazard area.

•	The phrase “FM UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Freddie Mac underwriting team.

•	The phrase “FRE Form 1115” refers to the borrower certificate of financial conditions.

•	The phrase “Green Assessment” refers to a signed level I and level II (if applicable) green up energy assessment document.

•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the guaranty, and/or any riders or assumptions thereof.

•	The phrase “Insurance Summary” refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Collateral, indicating a “Yes” or “No” for each insurance field.
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•	The phrase “Investment Brief” refers to the Freddie Mac underwriting file.

•	The phrase “Legal Affordability Summary Report” refers to the listing, which summarizes the regulatory agreements.

•	The phrase “Letter of Credit Agreement” refers to the signed original letter of credit, release of letter of credit and letter of credit agreement.

•	The phrase “List of All Escrows” refers to the settlement escrow summary.

•	The phrase “Loan Agreement” refers to the signed loan agreement, including the funding loan agreement, project loan agreement, continuing covenant agreement, other security agreements, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “MSA Report” refers to the listing, which summarizes the metropolitan statistical area for each property.

•	The phrase “Opinion of Counsel” refers to a legal opinion document, including a non-consolidation opinion or bond opinion.

•	The phrase “Promissory Note” refers to the promissory note, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Property Inspection and Lease Audit” refers to the property inspection and lease audit document.

•	The phrase “Property Management Agreement” refers to the assignment of property management agreement or original property management agreement and/or any riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Senior Loan Documents” refers to the senior lien loan agreement, senior lien mortgage note, or any other document related to the respective loan’s senior debt.

•	The phrase “Servicing Report” refers to the servicing statements combined by the Company.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Zoning Report” refers to a signed zoning document.

We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A, Exhibit B and Exhibit C. The procedures identified differences, which were communicated to the

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Responsible Party. The Responsible Party revised one or more of the preliminary data file(s) based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 21, 2026 through August 27, 2026, the Company provided us with the Source Documents related to the Collateral for which:

●	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Certain Specified Attributes were provided by the Company and were not compared to the corresponding Source Documents. These attributes are listed in Exhibit A as a “Company Provided Attribute” and in Exhibit C.
●	Applied Methodologies to certain Specified Attributes, as detailed in Exhibit C.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

•	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no

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obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

August 27, 2026

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Exhibits

Exhibit A - Loan File Procedures

Exhibit B - Recalculation Methodology

Exhibit C - Methodologies Provided by the Company

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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

Exhibit A - Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan No. / Property No.	Company Provided Attribute	None
2	Loan Group	Company Provided Attribute	None
3	Freddie Mac Loan Number	Commitment Letter; Promissory Note; Loan Agreement; Investment Brief	None
4	Property Name	Company Provided Attribute	None
5	Optigo Lender	Promissory Note; Loan Agreement	None
6	Street Address	Appraisal Report; Engineering Report	None
7	Property City	Appraisal Report; Engineering Report	None
8	County	Appraisal Report; Engineering Report	None
9	Property State	Appraisal Report; Engineering Report	None
10	Metropolitan Statistical Area	MSA Report	None
11	Zip Code	Appraisal Report; Engineering Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report; Investment Brief; Property Inspection and Lease Audit; Loan Agreement	None
14	Cut-Off Date	Company Provided Attribute	None
15	Original Loan Amount	Promissory Note	None
16	Cut-Off Date Loan Amount	Promissory Note; Recalculated Attribute; Servicing Report	None
17	Maturity Balance	Promissory Note; Recalculated Attribute	$1.00
18	% of Cut-off Date Pool Balance	Recalculated Attribute	None
19	% of Cut-off Date Loan Group Balance	Recalculated Attribute	None
20	Note Date	Promissory Note	None
21	Gross Interest Rate	Promissory Note	None
22	Rate Type	Promissory Note	None
23	Accrual Basis	Promissory Note	None
24	Monthly Debt Service Amount (Amortizing)	Promissory Note	None
25	Monthly Debt Service Amount (IO)	Recalculated Attribute	None
26	First Payment Date	Promissory Note	None
27	Maturity Date	Promissory Note	None
28	Payment Date	Promissory Note	None
29	Late Charge Grace Period	Promissory Note	None
30	Loan Amortization Type	Promissory Note	None
31	Amortization Term (Original)	Promissory Note	None
32	Loan Term (Original)	Recalculated Attribute	None
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
33	Amortization Term (Remaining)	Recalculated Attribute	None
34	Loan Term (Remaining)	Recalculated Attribute	None
35	Seasoning	Recalculated Attribute	None
36	IO Period	Recalculated Attribute	None
37	Prepayment Provision	Promissory Note; Loan Agreement	None
38	Defeasance To Maturity (Yes/No)	Loan Agreement	None
39	Partial Defeasance Permitted (Yes/No)	Loan Agreement	None
40	Appraised Value	Appraisal Report	None
41	Appraised Value Type	Appraisal Report	None
42	Appraisal Firm	Appraisal Report	None
43	Appraisal Valuation Date	Appraisal Report	None
44	Year Built	Appraisal Report; Engineering Report	None
45	Year Renovated	Appraisal Report; Engineering Report	None
46	Expected Construction Completion Date	Loan Agreement; Engineering Report; Commitment Letter	None
47	Total Units	Rent Roll; Appraisal Report; Investment Brief; Loan Agreement	None
48	Affordable LI Units (<=80% AMI)	CRA Report	None
49	Affordable LI Units (<=60% AMI)	CRA Report	None
50	Affordable VLI Units (<=50% AMI)	CRA Report	None
51	Unit of Measure	Rent Roll; Investment Brief; Appraisal Report; Loan Agreement	None
52	Cut-Off Date Balance/Unit	Recalculated Attribute	None
53	# Units - Commercial	Investment Brief; Appraisal Report	None
54	Elevator (Yes/No)	Appraisal Report; Engineering Report	None
55	FIRREA Eligible (Yes/No)	Appraisal Report	None
56	Zoning Status	Zoning Report; Appraisal Report	None
57	Lien Position	Title Policy	None
58	Title Vesting (Fee/Leasehold/Both)	Loan Agreement	None
59	Ground Lease Rent	Ground Lease	$1.00
60	Ground Lease Maturity Date	Ground Lease	None
61	Ground Lease Expiration Date w/ Extensions	Ground Lease	None
62	Cut-Off Date LTV	Recalculated Attribute	0.10%
63	Maturity LTV	Recalculated Attribute	0.10%
64	UW EGI	FM UW Schedule; Investment Brief	$1.00
65	UW Expenses	FM UW Schedule; Investment Brief	$1.00
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
66	UW NOI	Recalculated Attribute	$1.00
67	Underwritten Annual Reserves	FM UW Schedule; Investment Brief	$1.00
68	UW NCF	Recalculated Attribute	$1.00
69	UW NCF DSCR	Recalculated Attribute	0.01
70	UW NCF DSCR (IO)	Recalculated Attribute	0.01
71	Most Recent Financial End Date	FM UW Schedule; Investment Brief	None
72	Most Recent EGI	FM UW Schedule; Investment Brief	$1.00
73	Most Recent Expenses	FM UW Schedule; Investment Brief	$1.00
74	Most Recent NOI	Recalculated Attribute	$1.00
75	Most Recent NCF	FM UW Schedule; Investment Brief	$1.00
76	Most Recent DSCR (NCF)	Recalculated Attribute	0.01
77	2nd Most Recent Financial End Date	FM UW Schedule; Investment Brief	None
78	2nd Most Recent EGI	FM UW Schedule; Investment Brief	$1.00
79	2nd Most Recent Expenses	FM UW Schedule; Investment Brief	$1.00
80	2nd Most Recent NOI	Recalculated Attribute	$1.00
81	2nd Most Recent NCF	FM UW Schedule; Investment Brief	$1.00
82	2nd Most Recent DSCR (NCF)	Recalculated Attribute	0.01
83	3rd Most Recent Financial End Date	FM UW Schedule; Investment Brief	None
84	3rd Most Recent EGI	FM UW Schedule; Investment Brief	$1.00
85	3rd Most Recent Expenses	FM UW Schedule; Investment Brief	$1.00
86	3rd Most Recent NOI	Recalculated Attribute	$1.00
87	3rd Most Recent NCF	FM UW Schedule; Investment Brief	$1.00
88	3rd Most Recent DSCR (NCF)	Recalculated Attribute	0.01
89	Occupancy %	Recalculated Attribute	0.10%
90	Occupancy as of Date	Rent Roll	None
91	Monthly Rent per Unit	Recalculated Attribute	$5.00
92	Tenant Concentration Type	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal Report	None
93	% of Tenant Concentration	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal	0.10%
94	Non-Compliance Provisions (Yes/No)	Loan Agreement	None
95	Rental Subsidy Indicator (Yes/No)	Company Provided Attribute	None
96	Rental Subsidy Type	Company Provided Attribute	None
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
97	Regulatory Agreement (Yes/No)	Legal Affordability Summary Report; Loan Agreement	None
98	Type of Regulatory Agreement(s)	Legal Affordability Summary Report	None
99	Description of Regulatory Agreement(s)	Legal Affordability Summary Report	None
100	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report	None
101	% Units with Income Restrictions	Legal Affordability Summary Report	None
102	% Units with Rent Restrictions	Legal Affordability Summary Report	None
103	HAP Maturity Date	Legal Affordability Summary Report	None
104	Condo Ownership (% or N/A)	Loan Agreement	None
105	Amount Sq. Ft - Commercial	Appraisal Report; Investment Brief; Rent Roll	None
106	% of GPR from Commercial Rental Income	Recalculated Attribute	None
107	Environmental Firm	Environmental Report	None
108	Phase I Environmental Report Date	Environmental Report	None
109	Phase II Recommended (Yes/No)	Environmental Report; Engineering Report	None
110	Phase II Performed (Yes/No)	Environmental Report; Engineering Report	None
111	Phase II Environmental Report Date	Environmental Report	None
112	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	None
113	Engineering Firm	Engineering Report	None
114	Engineering Report Date	Engineering Report	None
115	Immediate Repairs Cost Estimate	Engineering Report	None
116	Replacement Reserves Cost Estimate per Year	Engineering Report	None
117	Seismic Firm	Seismic Report	None
118	Seismic Report Date	Seismic Report	None
119	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Yes/No)	Engineering Report; Seismic Report	None
120	PML Report Required (Yes/No)	Engineering Report; Seismic Report	None
121	PML (%)	Seismic Report	None
122	Green Advantage	Loan Agreement; Green Assessment	None
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
123	Replacement Reserve (Initial)	Loan Agreement; Servicing Report	$1.00
124	Engineering Reserve/Deferred Maintenance (Yes/No)	Loan Agreement; Servicing Report	None
125	Tax Reserve (Yes/No)	Loan Agreement; Servicing Report; List of All Escrows	None
126	Insurance Reserve (Yes/No)	Loan Agreement; Servicing Report; List of All Escrows	None
127	Replacement Reserve (Yes/No)	Loan Agreement; Servicing Report	None
128	Other Reserve Type	Loan Agreement; Servicing Report; List of All Escrows	None
129	Other Reserve (Initial)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
130	Other Reserve (Monthly)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
131	Springing Reserve Type	Loan Agreement; Servicing Report	None
132	Springing Reserve Amount	Loan Agreement; Servicing Report	$1.00
133	Letter of Credit Amount	Loan Agreement; Letter of Credit Agreement	$1.00
134	Letter of Credit Description	Loan Agreement; Letter of Credit Agreement	None
135	Are Escrows/Reserves LOC or can be converted to LOC (Yes/No)	Loan Agreement	None
136	Specify Accounts for Escrows/Reserves LOC	Loan Agreement	None
137	Environmental Insurance (Yes/No)	Insurance Summary	None
138	Environmental Insurance Expiration Date	Company Provided Attribute	None
139	Environmental Insurance Carrier (Name or N/A)	Company Provided Attribute	None
140	Environmental Insurance Carrier Rating	Company Provided Attribute	None
141	Environmental Insurance Coverage ($ or N/A)	Company Provided Attribute	None
142	Flood Insurance (Yes/No)	Insurance Summary; Flood Zone Determination	None
143	Windstorm Insurance (Yes/No)	Insurance Summary	None
144	Seismic Insurance if PML >= 20% (Yes/No)	Seismic Report; Insurance Summary	None
145	Terrorism Insurance (Yes/No)	Insurance Summary	None
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
146	Terrorism Insurance Expiration Date	Company Provided Attribute	None
147	Terrorism Insurance Coverage ($ or N/A)	Company Provided Attribute	None
148	Terrorism Insurance Deductible ($ or N/A)	Company Provided Attribute	None
149	Terrorism Insurance Carrier (Name or N/A)	Company Provided Attribute	None
150	Terrorism Insurance Carrier Rating	Company Provided Attribute	None
151	Property Insurance Coverage (Yes/No)	Insurance Summary	None
152	Property Insurance Expiration Date	Company Provided Attribute	None
153	Property Insurance Carrier (Name or N/A)	Company Provided Attribute	None
154	Property Insurance Carrier Rating	Company Provided Attribute	None
155	Property Insurance Coverage ($ or N/A)	Company Provided Attribute	None
156	Property Insurance Deductible ($ or N/A)	Company Provided Attribute	None
157	Liability Insurance Coverage (Yes/No)	Insurance Summary	None
158	Liability Insurance Expiration Date	Company Provided Attribute	None
159	Liability Insurance Carrier (Name or N/A)	Company Provided Attribute	None
160	Liability Insurance Carrier Rating	Company Provided Attribute	None
161	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Company Provided Attribute	None
162	Liability Insurance Deductible ($ or N/A)	Company Provided Attribute	None
163	Cash Management (Description or N/A)	Loan Agreement; Cash Management Agreement	None
164	Lockbox (Yes/No)	Loan Agreement; Cash Management Agreement	None
165	Additional Financing In Place (Existing) (Yes/No)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
166	Additional Financing Amount (Existing)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
167	Additional Financing Description (Existing)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
168	CDCR (Combined DCR)	Recalculated Attribute	0.01
169	CLTV (Combined LTV)	Recalculated Attribute	0.10%
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
170	Future Mezzanine Debt (Yes/No)	Loan Agreement	None
171	Future Supplemental Financing (Yes/No)	Loan Agreement	None
172	Future Supplemental Financing Description	Loan Agreement	None
173	Substitution Permitted (Yes/No)	Loan Agreement; Cross Collateralization Agreement	None
174	Number of Properties	Loan Agreement; Appraisal Report	None
175	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement; Loan Agreement	$1.00
176	Crossed Loans	Cross Collateralization Agreement; Loan Agreement	None
177	Release (Yes/No or N/A)	Cross Collateralization Agreement; Loan Agreement	None
178	Release Provisions (Description or N/A)	Cross Collateralization Agreement; Loan Agreement	None
179	Loan Purpose (Acquisition, Refinance)	Loan Agreement; Investment Brief	None
180	Borrowing Entity	Promissory Note; Loan Agreement	None
181	Entity Type	Promissory Note; Loan Agreement	None
182	State of Organization	Promissory Note; Loan Agreement	None
183	Borrower Principal	Company Provided Attribute	None
184	Related Borrower Loans	Recalculated Attribute	None
185	Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Loan Agreement	None
186	Tenants In Common (Yes/No)	Loan Agreement	None
187	Delaware Statutory Trust (Yes/No)	Loan Agreement	None
188	Independent Director (Yes/No)	Loan Agreement	None
189	Non-Consolidation Opinion (Yes/No)	Opinion of Counsel; Commitment Letter	None
190	Assumption Fee	Loan Agreement	None
191	Recourse (Yes/No)	Promissory Note; Loan Agreement	None
192	Recourse Description	Promissory Note; Loan Agreement	None
193	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	None
194	Environmental Indemnitor (Name or N/A)	Recalculated Attribute	None
195	Environmental Carveout (Yes/No)	Promissory Note; Loan Agreement	None
196	Fraud Carveout (Yes/No)	Promissory Note; Loan Agreement	None
197	Misapplication of Rent and Insurance Proceeds Carveout (Yes/No)	Promissory Note; Loan Agreement	None
198	Voluntary Bankruptcy Carveout (Yes/No)	Promissory Note; Loan Agreement	None
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Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT A
Loan File Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
199	Waste Carveout (Yes/No)	Promissory Note; Loan Agreement	None
200	Borrower/Principal Liquid Assets	Company Provided Attribute	None
201	Borrower/Principal Net Worth	Company Provided Attribute	None
202	Borrower Or Principal Prior Bankruptcy (Yes/No)	FRE Form 1115	None
203	Bankruptcy Description (Chapter # or N/A)	Company Provided Attribute	None
204	Management Company	Property Management Agreement; Loan Agreement	None
205	Primary Servicing Fee	Commitment Letter	None
206	Master Servicing Fee	Fee Schedule	None
207	Trustee Fee	Fee Schedule	None
208	Master Servicing Surveillance Fee	Fee Schedule	None
209	Special Servicing Surveillance Fee	Fee Schedule	None
210	CREFC Royalty Fee	Fee Schedule	None
211	Administration Fee Rate	Recalculated Attribute	None
212	Net Mortgage Interest Rate	Recalculated Attribute	None
213	Number of LIHTC Units	Legal Affordability Summary Report; Appraisal Report	None
214	Bond Counsel Name	Opinion of Counsel	None
215	Tax Credit Syndicator Name	Company Provided Attribute	None
216	Tax Credit Investor Name	Loan Agreement; Investment Brief	None
217	Rental/Income/Age Restrictions (Yes/No)	Legal Affordability Summary Report	None
218	Issuer	Loan Agreement; Promissory Note	None
219	Fiscal Agent Name	Loan Agreement; Promissory Note	None
220	Sponsor Name	Guaranty Agreement	None
221	Annual Governmental Lender Fee	Loan Agreement	None
222	Annual Fiscal Agent Fee ($)	Loan Agreement	None
223	Annual Fiscal Agent Fee Payment Date	Loan Agreement	None
224	First Annual Fiscal Agent Fee Payment Date	Loan Agreement	None

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	15

Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Cut-Off Date Loan Amount	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the Cut-Off Date based upon the respective loan’s Original Loan Amount, Monthly Debt Service Amount (Amortizing), Loan Term (Original), Seasoning, Accrual Basis and Gross Interest Rate. For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
17	Maturity Balance	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Loan Amount, Monthly Debt Service Amount (Amortizing), Loan Term (Original), Accrual Basis and Gross Interest Rate. For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
18	% of Cut-off Date Pool Balance	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the Mortgage Loan Assets.
19	% of Cut-off Date Loan Group Balance	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the Mortgage Loan Assets within its Loan Group.
25	Monthly Debt Service Amount (IO)	A recalculation in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the interest only monthly debt service payment based upon the respective loan’s Original Loan Amount, Gross Interest Rate, Accrual Basis, and IO Period. “N/A”, if there is no interest only period.
32	Loan Term (Original)	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Maturity Date were counted.
33	Amortization Term (Remaining)	A recalculation in which the number of months of Seasoning as of Cut-Off Date that exceed the IO Period was deducted from the Amortization Term (Original).
34	Loan Term (Remaining)	A recalculation in which the respective loan’s Seasoning as of Cut-Off Date was deducted from the corresponding Loan Term (Original).
35	Seasoning	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-Off Date were counted.
36	IO Period	A recalculation in which the number of monthly payments occurring between the First Payment Date and the first payment date in which principal and interest shall be payable were counted.
52	Cut-Off Date Balance/Unit	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Total Units.
62	Cut-Off Date LTV	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Appraised Value.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	16

Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
63	Maturity LTV	A recalculation in which the respective loan’s Maturity Balance was divided by the corresponding Appraised Value.
66	UW NOI	A recalculation in which the UW Expenses was subtracted from the UW EGI.
68	UW NCF	A recalculation in which the Underwritten Annual Reserves was subtracted from the UW NOI.
69	UW NCF DSCR	A recalculation in which the respective loan’s UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
70	UW NCF DSCR (IO)	“N/A”, if the loan’s Monthly Debt Service Amount (IO) was N/A; or

A recalculation in which the respective loan’s UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (IO) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
74	Most Recent NOI	A recalculation in which the Most Recent Expenses was subtracted from the Most Recent EGI.
76	Most Recent DSCR (NCF)	A recalculation in which the respective loan’s Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
80	2nd Most Recent NOI	A recalculation in which the 2nd Most Recent Expenses was subtracted from the 2nd Most Recent EGI.
82	2nd Most Recent DSCR (NCF)	A recalculation in which the respective loan’s 2nd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
86	3rd Most Recent NOI	A recalculation in which the 3rd Most Recent Expenses was subtracted from the 3rd Most Recent EGI.
88	3rd Most Recent DSCR (NCF)	A recalculation in which the respective loan’s 3rd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
89	Occupancy %	A recalculation in which the total number of occupied units was divided by the property’s Total Units. For the purposes of computing the occupied units, the Company instructed that if a unit contained two beds, the unit was considered occupied if one or more of the beds was occupied per the rent roll.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	17

Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
91	Monthly Rent per Unit	A recalculation in which the sum of the actual rate and subsidy actual rate was divided by the Total Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model and down units) to the estimated market rental rate was added to the monthly rental income.
106	% of GPR from Commercial Rental Income	A recalculation in which the gross potential commercial rental income was divided by the property’s total gross potential rental income (residential plus commercial).
168	CDCR (Combined DCR)	A recalculation in which the respective loan’s UW NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment related to the Additional Financing Amount (Existing), excluding any unsecured financing and soft pay debt. The combined annual debt service payments were calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and the monthly debt service of the Additional Financing Amount (Existing), excluding unsecured financing and soft pay debt, by twelve.
169	CLTV (Combined LTV)	A recalculation in which the sum of the respective loan’s Cut-Off Date Loan Amount and the Additional Financing Amount (Existing), excluding unsecured financing and soft pay debt, was divided by the Appraised Value of the corresponding mortgaged property.
184	Related Borrower Loans	A recalculation in which borrower relationships were identified based on shared Borrower Principal names. Related groups were then assigned numbers based on the aggregate Cut-Off Date Loan Amount of the related group (starting with Group 1 being largest).
194	Environmental Indemnitor (Name or N/A)	A recalculation in which this attribute is set equal to Bad Boy Indemnitor / Guarantor.
211	Administration Fee Rate	A recalculation in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee, and CREFC Royalty Fee are summed.
212	Net Mortgage Interest Rate	A recalculation in which the Administration Fee Rate was deducted from the Gross Interest Rate.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	18

Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT C
Methodologies provided by the Company

Exhibit C - Methodologies (as provided by the Company)

#	Specified Attribute	Methodology
6	Street Address	We were instructed by the Company to show only the primary address even if multiple were listed in the Appraisal Report or Engineering Report.
41	Appraised Value Type	We were instructed by the Company to only show “As-Is”, “As-Is (Rent Restricted)”, “As-Stabilized” and “As-Stabilized (Rent Restricted)”.
48; 49; 50	Affordable LI Units (<=80% AMI); Affordable LI Units (<=60% AMI); Affordable VLI Units (<=50% AMI)	We were instructed by the Company to show the units rounded down to a whole number.
52; 62; 63; 69; 70; 76; 82; 88	Cut-Off Date Balance/Unit; Cut-Off Date LTV; Maturity LTV; UW NCF DSCR; UW NCF DSCR (IO); Most Recent DSCR (NCF); 2nd Most Recent DSCR (NCF); 3rd Most Recent DSCR (NCF)

All Mortgage Loan Assets with the same Crossed Loans description were considered to be a crossed collateralized group (a “Crossed Loan Group”). All Mortgage Loan Assets in the Crossed Loan Group are treated as having the same Cut-Off Date Balance/Unit, Cut-Off Date LTV, Maturity LTV, UW NCF DSCR, UW NCF DSCR (IO), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF). These Specified Attributes, except for the Cut-Off Date Balance/Unit, reflect, in each case, a weighted average of the respective individual ratio for each loan in the Crossed Loan Group, weighted based on the Cut-Off Date Loan Amount for such loan relative to the aggregate Cut-Off Date Loan Amount for all of the loans in the Crossed Loan Group. The Cut-Off Date Balance/Unit for the loans in the Crossed Loan Group is based on the aggregate Cut-Off Date Loan Amount for all of the loans in the Crossed Loan Group and the aggregate Total Units of all of the properties securing such loans.

For Mortgage Loan Assets with a "Taxable" loan or an “A Piece” or a “B Piece” loan identified in Additional Financing Description (Existing), we were instructed to include such when recalculating Cut-Off Date Balance/Unit, Cut-Off Date LTV, Maturity LTV, UW NCF DSCR, UW NCF DSCR (IO), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF). Cut-Off Date Balance/Unit, Cut-Off Date LTV and Maturity LTV are based on the aggregate numerator of the recalculation. UW NCF DSCR, UW NCF DSCR (IO), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF) are based on the aggregate denominator of the recalculation.

92; 93	Tenant Concentration Type; % of Tenant Concentration	We were instructed by the Company to exclude units leased by graduate/medical students for student tenant concentration type.
107; 108	Environmental Firm; Phase I Environmental Report Date	We were instructed by the Company to show “N/A (Physical Risk Report)” if an Environmental Report was not included in the Loan File and an Engineering Report (that is a physical risk report) is included in the Loan File.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	19

Freddie Mac Structured Pass-Through Certificates, Series ML-37	EXHIBIT C
Methodologies provided by the Company

#	Specified Attribute	Methodology
112	Environmental Cost to Cure (Phase I plus Phase II)	We were instructed by the Company to show "$0" if the aggregate costs did not exceed $5,000 and to show “N/A” if an Environmental Report was not included in the Loan File.
120	PML Report Required (Yes/No)	We were instructed by the Company to show “No” when the Property Subtype is identified as “Manufactured Housing Community” or “MHC Age Restricted”.
172	Future Supplemental Financing Description	We were instructed by the Company to use a draft amendment to the Loan Agreement as a Source Document for loan #6.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000	20